Note 5 - Loans and Related Allowance for Loan and Lease Losses - Nonaccrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans, nonacrrual status	$ 6,595	$ 8,433
Loans, 90+ days past due and accruing	945	0
Commercial And Industrial [Member]
Loans, nonacrrual status	996	1,120
Loans, 90+ days past due and accruing	91	0
Real Estate Construction Porfolio Segment [Member]
Loans, nonacrrual status		0
Loans, 90+ days past due and accruing	0	0
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, nonacrrual status	2,731	4,002
Loans, 90+ days past due and accruing	754	0
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, nonacrrual status	2,864	3,311
Loans, 90+ days past due and accruing	100	0
Consumer Portfolio Segment [Member]
Loans, nonacrrual status	4	0
Loans, 90+ days past due and accruing	$ 0	$ 0